Shareholder Report, Line Graph (Details) - USD ($)			5 Months Ended	11 Months Ended	17 Months Ended	23 Months Ended	29 Months Ended	35 Months Ended	41 Months Ended	47 Months Ended	53 Months Ended	59 Months Ended	65 Months Ended	71 Months Ended	83 Months Ended	95 Months Ended	107 Months Ended	119 Months Ended
	Jun. 03, 2020	Nov. 30, 2015	Oct. 31, 2020	Oct. 31, 2016	Oct. 31, 2021	Oct. 31, 2017	Oct. 31, 2022	Oct. 31, 2018	Oct. 31, 2023	Oct. 31, 2019	Oct. 31, 2024	Oct. 31, 2020	Oct. 31, 2025	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name																		Class A
Accumulated Value		$ 9,800		$ 10,145		$ 10,776		$ 10,785		$ 11,625		$ 11,911		$ 12,449	$ 11,456	$ 11,949	$ 13,413	$ 14,378
Class C
Account Value [Line Items]
Line Graph and Table Measure Name																		Class C
Accumulated Value		10,000		10,297		10,851		10,787		11,547		11,749		12,195	11,144	11,541	12,868	$ 13,698
Class F
Account Value [Line Items]
Line Graph and Table Measure Name													Class F
Accumulated Value	$ 10,000		$ 10,418		$ 10,916		$ 10,070		$ 10,540		$ 11,866		$ 12,758
Class I
Account Value [Line Items]
Line Graph and Table Measure Name																		Class I
Accumulated Value		100,000		103,891		110,633		111,003		120,066		123,467		129,372	119,338	124,916	140,622	$ 151,187
Class R
Account Value [Line Items]
Line Graph and Table Measure Name																		Class R
Accumulated Value		10,000		10,336		10,947		10,940		11,763		12,037		12,551	11,519	11,992	13,444	$ 14,381
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name																		Class Z
Accumulated Value		10,000		10,389		11,063		11,100		11,995		12,335		12,938	11,921	12,465	14,036	$ 15,093
ICE BofA U.S. All Capital Securities Index, Class A
Account Value [Line Items]
Line Graph and Table Measure Name																		ICE BofA U.S. All Capital Securities Index
Accumulated Value		10,000		10,676		11,464		11,329		12,842		13,382		14,461	12,029	12,269	14,894	$ 15,752
ICE BofA U.S. All Capital Securities Index, Class C
Account Value [Line Items]
Line Graph and Table Measure Name																		ICE BofA U.S. All Capital Securities Index
Accumulated Value		10,000		10,676		11,464		11,329		12,842		13,382		14,461	12,029	12,269	14,894	$ 15,752
ICE BofA U.S. All Capital Securities Index, Class F
Account Value [Line Items]
Line Graph and Table Measure Name													ICE BofA U.S. All Capital Securities Index
Accumulated Value	10,000		10,529		11,378		9,465		9,654		11,720		$ 12,394
ICE BofA U.S. All Capital Securities Index, Class I
Account Value [Line Items]
Line Graph and Table Measure Name																		ICE BofA U.S. All Capital Securities Index
Accumulated Value		100,000		106,758		114,640		113,293		128,416		133,820		144,608	120,295	122,692	148,944	$ 157,520
ICE BofA U.S. All Capital Securities Index, Class R
Account Value [Line Items]
Line Graph and Table Measure Name																		ICE BofA U.S. All Capital Securities Index
Accumulated Value		10,000		10,676		11,464		11,329		12,842		13,382		14,461	12,029	12,269	14,894	$ 15,752
ICE BofA U.S. All Capital Securities Index, Class Z
Account Value [Line Items]
Line Graph and Table Measure Name																		ICE BofA U.S. All Capital Securities Index
Accumulated Value		10,000		10,676		11,464		11,329		12,842		13,382		14,461	12,029	12,269	14,894	$ 15,752
ICE BofA 1-3 Year U.S. Corporate Index, Class A
Account Value [Line Items]
Line Graph and Table Measure Name																		ICE BofA 1-3 Year U.S. Corporate Index
Accumulated Value		10,000		10,240		10,419		10,495		11,103		11,551		11,640	10,965	11,448	12,323	$ 13,023
Blended Benchmark, Class A
Account Value [Line Items]
Line Graph and Table Measure Name																		Blended Benchmark1
Accumulated Value		10,000		10,498		11,130		11,125		12,181		12,680		13,450	12,112	12,580	14,497	$ 15,555
ICE BofA 1-3 Year U.S. Corporate Index, Class C
Account Value [Line Items]
Line Graph and Table Measure Name																		ICE BofA 1-3 Year U.S. Corporate Index
Accumulated Value		10,000		10,240		10,419		10,495		11,103		11,551		11,640	10,965	11,448	12,323	$ 13,023
Blended Benchmark, Class C
Account Value [Line Items]
Line Graph and Table Measure Name																		Blended Benchmark1
Accumulated Value		10,000		10,498		11,130		11,125		12,181		12,680		13,450	12,112	12,580	14,497	$ 15,555
ICE BofA 1-3 Year U.S. Corporate Index, Class F
Account Value [Line Items]
Line Graph and Table Measure Name													ICE BofA 1-3 Year U.S. Corporate Index
Accumulated Value	10,000		10,154		10,232		9,639		10,063		10,833		$ 11,447
Blended Benchmark, Class F
Account Value [Line Items]
Line Graph and Table Measure Name													Blended Benchmark1
Accumulated Value	$ 10,000		$ 10,433		$ 11,067		$ 9,966		$ 10,351		$ 11,928		$ 12,798
ICE BofA 1-3 Year U.S. Corporate Index, Class I
Account Value [Line Items]
Line Graph and Table Measure Name																		ICE BofA 1-3 Year U.S. Corporate Index
Accumulated Value		100,000		102,401		104,194		104,946		111,025		115,509		116,397	109,654	114,475	123,233	$ 130,226
Blended Benchmark, Class I
Account Value [Line Items]
Line Graph and Table Measure Name																		Blended Benchmark1
Accumulated Value		100,000		104,980		111,299		111,252		121,813		126,797		134,503	121,123	125,803	144,968	$ 155,547
ICE BofA 1-3 Year U.S. Corporate Index, Class R
Account Value [Line Items]
Line Graph and Table Measure Name																		ICE BofA 1-3 Year U.S. Corporate Index
Accumulated Value		10,000		10,240		10,419		10,495		11,103		11,551		11,640	10,965	11,448	12,323	$ 13,023
Blended Benchmark, Class R
Account Value [Line Items]
Line Graph and Table Measure Name																		Blended Benchmark1
Accumulated Value		10,000		10,498		11,130		11,125		12,181		12,680		13,450	12,112	12,580	14,497	$ 15,555
ICE BofA 1-3 Year U.S. Corporate Index, Class Z
Account Value [Line Items]
Line Graph and Table Measure Name																		ICE BofA 1-3 Year U.S. Corporate Index
Accumulated Value		10,000		10,240		10,419		10,495		11,103		11,551		11,640	10,965	11,448	12,323	$ 13,023
Blended Benchmark, Class Z
Account Value [Line Items]
Line Graph and Table Measure Name																		Blended Benchmark1
Accumulated Value		$ 10,000		$ 10,498		$ 11,130		$ 11,125		$ 12,181		$ 12,680		$ 13,450	$ 12,112	$ 12,580	$ 14,497	$ 15,555